Plant and Equipment - Summary of Plant and Equipment (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 41,292
Additions	12,400	$ 25,200	$ 23,300
Ending balance	30,813	41,292
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	118,421	102,547
Acquired on acquisition of a subsidiary		25,245
Additions	12,435	721
Disposals	(1,182)	(1,033)
Written off	(72)	(1,406)
Currency alignment	(2,583)	(7,653)
Ending balance	127,019	118,421	102,547
Accumulated depreciation and impairment loss [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	77,129	62,838
Depreciation for the year	21,491	20,976
Disposals	(1,113)	(896)
Written off	(45)	(1,389)
Currency alignment	(1,618)	(4,400)
Impairment loss for the year	362
Ending balance	96,206	77,129	62,838
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,271
Ending balance	11,216	14,271
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51,430	46,893
Acquired on acquisition of a subsidiary		8,060
Additions	4,410	263
Reclassification	1,489
Disposals		(260)
Written off		(133)
Currency alignment	(1,390)	(3,393)
Ending balance	55,939	51,430	46,893
Leasehold improvements [Member] | Accumulated depreciation and impairment loss [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,159	30,669
Depreciation for the year	8,369	8,879
Disposals		(225)
Written off		(116)
Currency alignment	(805)	(2,048)
Ending balance	44,723	37,159	30,669
Furniture and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,598
Ending balance	4,028	5,598
Furniture and fittings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,895	9,703
Acquired on acquisition of a subsidiary		2,649
Additions	334	165
Reclassification	523	106
Disposals	(156)	(22)
Written off	(8)	(2)
Currency alignment	(217)	(704)
Ending balance	12,371	11,895	9,703
Furniture and fittings [Member] | Accumulated depreciation and impairment loss [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,297	4,538
Depreciation for the year	2,299	2,115
Disposals	(124)	(18)
Written off	(7)	(2)
Currency alignment	(122)	(336)
Ending balance	8,343	6,297	4,538
Office equipment and software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,923
Ending balance	14,972	19,923
Office equipment and software [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	53,596	45,476
Acquired on acquisition of a subsidiary		13,232
Additions	2,754	293
Reclassification	3,815	82
Disposals	(1,026)	(751)
Written off	(64)	(1,271)
Currency alignment	(963)	(3,465)
Ending balance	58,112	53,596	45,476
Office equipment and software [Member] | Accumulated depreciation and impairment loss [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	33,673	27,631
Depreciation for the year	10,823	9,982
Disposals	(989)	(653)
Written off	(38)	(1,271)
Currency alignment	(691)	(2,016)
Impairment loss for the year	362
Ending balance	43,140	33,673	27,631
Equipment-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,500
Ending balance	597	1,500
Equipment-in-progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,500	475
Acquired on acquisition of a subsidiary		1,304
Additions	4,937
Reclassification	(5,827)	(188)
Currency alignment	(13)	(91)
Ending balance	$ 597	$ 1,500	$ 475